Accounts receivable	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Accounts receivable
20.
Accounts receivable

	As at December 31,
	2021	2022
	RMB’million	RMB’million
Accounts receivable	3,630	2,731
Less: loss allowance for expected credit losses	(20)	(61)
Accounts receivable, net	3,610	2,670
Ageing analysis of the accounts receivable based on invoice date:
Up to 3 months	2,804	2,127
3 to 6 months	321	119
Over 6 months	505	485
	3,630	2,731

The loss allowances for accounts receivable as at December 31, 2021 and 2022 reconciled to the opening loss allowances as follows:

	Year ended December 31,
	2021	2022
	RMB’million	RMB’million
At January 1	14	20
Provision for loss allowance recognized in income statement	9	47
Receivables written off during the year as uncollectible	(3)	(6)
At December 31	20	61